Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Jun. 30, 2026	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
C000012470
Account Value [Line Items]
Line Graph and Table Measure Name			Polaris Global Value Fund
Accumulated Value	$ 10,000	$ 10,917		$ 11,465	$ 12,010	$ 12,635	$ 13,107	$ 13,827	$ 13,482	$ 13,662	$ 13,897	$ 12,077	$ 13,330	$ 13,753	$ 13,593	$ 14,830	$ 10,122	$ 12,010	$ 12,535	$ 15,816	$ 17,538	$ 18,011	$ 17,821	$ 18,251	$ 17,408	$ 15,156	$ 13,753	$ 16,058	$ 16,509	$ 16,790	$ 16,415	$ 18,430	$ 19,519	$ 19,329	$ 20,621	$ 19,413	$ 20,192	$ 21,964	$ 23,063	$ 24,648	$ 26,063	$ 29,607
MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	$ 10,000	$ 10,487		$ 10,681	$ 11,362	$ 11,820	$ 12,391	$ 13,074	$ 12,906	$ 13,130	$ 13,784	$ 11,935	$ 13,424	$ 13,961	$ 14,036	$ 15,237	$ 12,029	$ 14,358	$ 15,497	$ 17,660	$ 18,529	$ 19,964	$ 19,963	$ 21,513	$ 20,405	$ 17,102	$ 16,044	$ 17,610	$ 18,972	$ 20,267	$ 19,566	$ 21,799	$ 23,735	$ 24,360	$ 25,910	$ 25,869	$ 25,406	$ 28,320	$ 30,379	$ 31,326	$ 30,207	$ 34,363